Consolidated Statements of Cash Flows - CNY (¥)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities:
Net income	¥ 65,207,464	¥ 114,852,526	¥ 534,643,942
Adjustments to reconcile net income to net cash provided by operating activities:
Provision for credit losses	(278,190,506)	277,586,423	362,735,159
Provision for debt securities	5,403,084
Depreciation and amortization	3,821,788	6,047,226	10,917,300
Share-based compensation expenses	18,766,367	62,073,367	15,886,067
Net losses on disposal of property and equipment	328,262	2,868	3,049,896
Foreign exchange (gains)/losses	(786,080)	5,345,004	(647,316)
Deferred tax expense/(benefit)	(190,009,905)	(94,389,779)	3,908,847
(Gains)/losses on sale of loans	450,721,346	(149,631,456)	(75,959,140)
Profit and loss arising from fair value changes	(1,101,669)	(56,773)
Originations and purchases	(453,880,066)	(152,062,194)	(550,365,329)
Proceeds from sales and paydowns of loans originally classified as held-for-sale	1,006,876,340	637,716,580	207,192,005
Changes in operating assets and liabilities:
Deposits	(42,902,327)	19,461,259	44,704,926
Credit risk mitigation position	138,720,288	281,027,037	928,702,101
Other operating assets	(102,372,674)	(28,446,434)	97,354,067
Other operating liabilities	69,090,594	140,051,328	(283,008,921)
Net cash provided by operating activities	689,692,306	1,119,576,982	1,299,113,604
Cash flows from investing activities:
Loans originated, net of principal collected	(2,839,526,077)	(89,215,328)	4,371,766,370
Proceeds from sales of investment securities	8,956,466,358	7,187,477,436	2,654,500,000
Proceeds from disposal of non-marketable equity securities	10,000,000		6,000,000
Proceeds from disposal of property and equipment and intangible assets	550,673	2,159,345	881,111
Proceeds from sales of loans	1,022,025,709	378,308,227	536,346,406
Purchases of investment securities	(9,496,275,212)	(6,951,457,436)	(2,628,600,000)
Purchases of property, equipment and intangible assets	(3,805,766)	(3,221,401)	(4,440,146)
Net cash provided by/(used in) investing activities	(2,350,564,315)	524,050,843	4,936,453,741
Cash flows from financing activities:
Proceeds from interest-bearing borrowings	7,068,023,900	6,014,983,918	2,793,124,280
Repayment of interest-bearing borrowings	(5,135,443,638)	(7,382,122,623)	(10,488,829,330)
Net cash (used in)/provided by financing activities	1,932,580,262	(1,367,138,705)	(7,695,705,050)
Net (decrease)/increase in cash, cash equivalents and restricted cash	271,708,253	276,489,120	(1,460,137,705)
Cash, cash equivalents and restricted cash at the beginning of year	1,960,922,758	1,705,356,424	3,161,657,934
Effect of exchange rate change on cash, cash equivalents and restricted cash	(1,193,650)	(20,922,786)	3,836,195
Cash, cash equivalents and restricted cash at the end of year	2,231,437,361	1,960,922,758	1,705,356,424
Supplemental disclosures of cash flow information:
Income taxes paid	153,494,369	46,378,568	179,190,712
Interest expense paid	¥ 832,735,000	¥ 728,846,965	¥ 1,412,091,485